Time Charter, Voyage and Port Terminal Expenses	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
TIME CHARTER, VOYAGE AND PORT TERMINAL EXPENSES [Text Block]
NOTE 12: TIME CHARTER, VOYAGE AND PORT TERMINAL EXPENSES

Time charter, voyage and port terminal expenses for the year ended December 31, 2011, 2010 and 2009 were as follows:

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Fuel	$19,550	$17,457	$16,638
Time charter	5,932	5,359	3,743
Ports payroll and related costs	4,060	3,155	2,273
Docking expenses	2,831	2,049	1,689
Maritime and regulatory fees	1,210	1,677	1,026
Towing expenses	3,626	1,457	3,848
Office and general expenses	4,471	4,256	3,211
Total	$41,680	$35,410	$32,428